Cash and Short-term Deposits - Summary of Cash and Short-term Deposits (Detail) - GBP (£)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash at banks and on hand	£ 5,343,975	£ 11,005,675
Short-term deposits	19,697,970	39,038,997
Total	£ 25,041,945	£ 50,044,672	£ 53,577,571	£ 12,247,986